Fair Value Measurements - Schedule of Assets that are Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Aug. 11, 2025	Feb. 09, 2025	Dec. 31, 2024	Dec. 06, 2024
Money Market Fund [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account	$ 301,732	$ 297,614			$ 3,666,439
Money Market Fund [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account
Money Market Fund [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account
Return of Capital Subscription Shares Liability [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Fair value of liabilities
Return of Capital Subscription Shares Liability [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Fair value of liabilities
Return of Capital Subscription Shares Liability [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Fair value of liabilities	$ 149,200	$ 147,600	$ 164,000
Fair value of subscription shares [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Equity:
Fair value of subscription shares
Fair value of subscription shares [Member] | Significant Other Observable Inputs (Level 2) [Member]
Equity:
Fair value of subscription shares
Fair value of subscription shares [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Equity:
Fair value of subscription shares				$ 55,500		$ 878,000